CONVERGE DIRECT ACQUISITION (Details Narrative) - USD ($)	1 Months Ended
	Mar. 22, 2022	Apr. 21, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
CONVERGE DIRECT ACQUISITION (Details)
Amount payble after acquisition	$ 5,000,000
Closing price of a common stock	$ 1.19	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Fair value of common stock	$ 14,875,000		$ 64,000	$ 40,000	$ 16,000
Consideration	$ 114,875,000
Common shares	12,500,000
Fair value of common stock issued at Closing	$ 14,875,000
Cash payable after a year if bank covenants satisfied	5,000,000
Cash paid at closing	65,000,000
Cash held in escrow	$ 30,000,000
Lock up shares	12,500,000
Total purchase price value for acquisition	$ 125,000,000
Description of acquisition of Converge Direct, LLC	All 12,500,000 shares are subject to a nine (9) month lock-up. Pursuant to the provisions of the Membership Interest Purchase Agreement (the “MIPA”) dated as of November 22, 2021, as amended, an aggregate of $2,500,000 (10%) or 1,250,000 shares of the common stock issued to the Sellers are held in escrow to secure against claims for indemnification. The escrowed shares shall be held until the later of (a) one year from the Closing Date, or (b) the resolution of indemnification claims